SUMMARY OF MATERIAL ACCOUNTING POLICIES - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
(Reversal) Impairment loss recognized in profit or loss	$ 0	$ 1,577	$ (822)
Derecognized intangible assets	1,272	2,310
Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
(Reversal) Impairment loss recognized in profit or loss		1,577
Cryptocurrencies | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
(Reversal) Impairment loss recognized in profit or loss	$ 0	$ (174)